Property Plant and Equipment - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Property, Plant and Equipment (Detail) - Property, plant and equipment [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 3,062,433
Ending balance	2,981,840	¥ 3,062,433
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,367,049	8,360,354
Additions	466,657	484,778
Reclassification
Sales or disposal	(307,662)	(292,262)
Exchange differences on translating foreign operations	82,783	(182,458)
Other	(5,469)	(3,363)
Ending balance	8,603,358	8,367,049
Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,304,616)	(5,159,976)
Depreciation	(499,036)	(513,455)
Impairment losses	(27,048)
Sales or disposal	264,489	251,799
Exchange differences on translating foreign operations	(60,328)	119,123
Other	5,021	(2,107)
Ending balance	(5,621,518)	(5,304,616)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	541,013
Ending balance	542,319	541,013
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	545,192	546,855
Additions	304	397
Reclassification	2,421	1,216
Sales or disposal	(1,469)	(1,543)
Exchange differences on translating foreign operations	307	(1,733)
Other	128
Ending balance	546,883	545,192
Land [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,179)	(3,866)
Depreciation
Impairment losses	(1,052)
Sales or disposal	22	18
Exchange differences on translating foreign operations	9	(32)
Other	636	(299)
Ending balance	(4,564)	(4,179)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	978,031
Ending balance	977,141	978,031
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,248,793	2,231,274
Additions	10,399	7,725
Reclassification	64,101	58,706
Sales or disposal	(11,432)	(13,937)
Exchange differences on translating foreign operations	15,931	(34,039)
Other	(269)	(936)
Ending balance	2,327,523	2,248,793
Buildings and structures [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,270,762)	(1,224,339)
Depreciation	(74,391)	(75,561)
Impairment losses	(6,077)
Sales or disposal	9,665	12,136
Exchange differences on translating foreign operations	(9,266)	16,217
Other	449	785
Ending balance	(1,350,382)	(1,270,762)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,353,015
Ending balance	1,252,548	1,353,015
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,380,505	5,305,139
Additions	174,686	134,604
Reclassification	194,365	359,442
Sales or disposal	(294,761)	(276,782)
Exchange differences on translating foreign operations	63,898	(140,296)
Other	(3,710)	(1,602)
Ending balance	5,514,983	5,380,505
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,027,490)	(3,929,601)
Depreciation	(424,645)	(437,894)
Impairment losses	(17,944)
Sales or disposal	254,802	239,645
Exchange differences on translating foreign operations	(51,094)	103,037
Other	3,936	(2,677)
Ending balance	(4,262,435)	(4,027,490)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	190,374
Ending balance	209,832	190,374
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	192,559	277,086
Additions	281,268	342,052
Reclassification	(260,887)	(419,364)
Sales or disposal
Exchange differences on translating foreign operations	2,647	(6,390)
Other	(1,618)	(825)
Ending balance	213,969	192,559
Construction in progress [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,185)	(2,170)
Depreciation
Impairment losses	(1,975)
Sales or disposal
Exchange differences on translating foreign operations	23	(99)
Other		84
Ending balance	¥ (4,137)	¥ (2,185)